BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 830	$ 650
Property and equipment, accumulated depreciation	$ 76,421	$ 68,251
Common stock, shares authorized	24,000,000,000	24,000,000,000
Common stock, outstanding	7,434,000,000	7,432,000,000